Fair Value Measurements (Details) - EBP 034 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 18,582,353	$ 16,285,119
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	4,980,851	15,621,731
Total | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	545,884	832,759
Total | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	4,434,967	14,788,972
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	4,980,851	15,621,731
Level 1 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	545,884	832,759
Level 1 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	4,434,967	14,788,972
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Rayonier Advanced Materials Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Mutual Funds and Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
NAV | Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 13,601,502	$ 663,388